Securities (Book Value And Fair Value Of Available-For-Sale Securities By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Securities [Abstract]
Due within one year, Book Value
Due within one year, Fair Value
Due after one year through five years, Book Value
Due after one year through five years, Fair Value
Due after five years through ten years, Book Value	33,795
Due after five years through ten years, Fair Value	33,223
Due after ten years, Book Value	37,185
Due after ten years, Fair Value	35,962
Total securities available for sale, Book Value	70,980
Available-for-sale Securities, Total	$ 69,185	$ 57,551